Note 8 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2020 shares
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	9,588,468
Warrant [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	6,556,468
Share-based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	2,137,499
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	11,500
Shares Available for Grant Under Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	883,001